Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Summary of carrying values, fair values and fair value hierarchy of the Group's financial instruments

		31 December 2023		31 December 2022		1 January 2022
US$ thousand	Level	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Fair value through profit or loss
Cash and cash equivalents	1	32,372	32,372	42	42	955	955
Trade and other receivables	1	33,242	33,242	53	53	—	—
Investments	1	—	—	268,909	268,909	265,156	265,156
Derivative financial assets
Silver stream embedded derivative	3	3,090	3,090	—	—	—	—
Copper stream embedded derivative	3	911	911	—	—	—	—
Total financial assets		69,615	69,615	269,004	269,004	266,111	266,111

Financial liabilities
Amortized cost
Trade and other payables		89,921	89,921	927	927	604	604
Lease liability		15,806	15,806	—	—	—	—
Loans and borrowings	2	448,875	458,987	786	786	—	—
Other financial liabilities (excluding contingent consideration)		52,287	52,287	280,996	285,428	253,530	274,436
		606,889	617,001	282,709	287,141	254,134	275,040
Fair value through profit or loss
Other financial liabilities (contingent consideration)
Royalty Deed	3	43,985	43,985	—	—	—	—
Contingent copper consideration	3	84,200	84,200	—	—	—	—
Deferred consideration	2	81,129	81,129	—	—	—	—
Derivative financial liabilities
Public Warrants	1	15,113	15,113	4,335	4,335	5,174	5,174
Private Warrants	2	11,176	11,176	3,107	3,107	3,266	3,266
Mezz Warrants	3	16,906	16,906	—	—	—	—
Mezz Facility embedded derivative	2	42,635	42,635	—	—	—	—
Copper stream embedded derivative	3	138	138	—	—	—	—
Commodity swap liability	2	12,559	12,559	—	—	—	—
		307,841	307,841	7,442	7,442	8,440	8,440
Total financial liabilities		914,730	924,842	290,151	294,583	262,574	283,480

Summary of fair values of the Group's derivative financial assets and liabilities

		31 December	31 December	1 January
US$ thousand	Note	2023	2022	2022
Derivative financial assets
Current
Silver stream embedded derivative	(a)	234	—	—
		234	—	—

Non-current
Silver stream embedded derivative	(a)	2,856	—	—
Copper stream embedded derivative	(b)	911	—	—
		3,767	—	—
Total derivative financial assets		4,001	—	—

Derivative financial liabilities
Current
Warrants	(c)	—	—	—
Mezz facility embedded derivative	(d)	12,473	—	—
Copper stream embedded derivative	(b)	138	—	—
Commodity swap liability	(e)	4,519	—	—
		17,130	—	—

Non-current
Warrants	(c)	43,195	7,443	8,440
Mezz facility embedded derivative	(d)	30,162	—	—
Commodity swap liability	(e)	8,040	—	—
		81,397	7,443	8,440
Total derivative financial liabilities		98,527	7,443	8,440

Summary of fair values of the contingent consideration

		31 December	31 December	1 January
US$ thousand	Note	2023	2022	2022
Royalty deed	(a)	43,985	—	—
Contingent copper consideration	(b)	84,200	—	—
Deferred consideration	(c)	81,129	—	—
		209,314	—	—

Royalty Deed
Disclosure of detailed information about financial instruments [line items]
Summary of a continuity schedule for liabilities

	Year ended 31 December
US$ thousand	2023	2022
Balance as of beginning of year	—	—
Initial recognition	43,130	—
Change in fair value	855	—
Balance as of end of year	43,985	—

Contingent copper consideration
Disclosure of detailed information about financial instruments [line items]
Summary of a key inputs were used for the valuation of assets

	31 December	31 December	1 January
	2023	2022	2022
Long-term copper price	$3.81	—	—
Copper spot price	$3.84	—	—
Annual price volatility	25.12%	—	—
Annual inflation rate	1.14%	—	—
Risk-free rate	4.07%	—	—
Reversion factor	11.55%	—	—

Summary of a continuity schedule for liabilities

	Year ended 31 December
US$ thousand	2023	2022
Balance as of beginning of year	—	—
Initial recognition	81,000	—
Change in fair value	3,200	—
Balance as of end of year	84,200	—

Warrant Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Summary of warrants

		Private
		Placement
US$ thousand	Public Warrants	Warrants	Mezz Warrants
For the year ended 31 December 2023
Balance as of beginning of year	4,335	3,108	—
Promissory note conversion warrants	—	103	—
Issuance of warrants	—	—	13,665
Change in fair value	10,778	7,965	3,241
Balance as of end of year	15,113	11,176	16,906
For the year ended 31 December 2022
Balance as of beginning of year	5,174	3,266	—
Issuance of warrants	—	480	—
Change in fair value	(839)	(638)	—
Exercise of warrants	—	—	—
Balance as of end of year	4,335	3,108	—

Summary of assumptions used for valuation of liabilities

	31 December	31 December	1 January
	2023	2022	2022
Risk-free rate	4.39%	—	—
Warrant expected life	4.5 years	—	—
Expected volatility	53.35%	—	—
Expected dividend yield	0%	—	—
Share price	$12.36	—	—

Mezz Facility Embedded Derivative [Member]
Disclosure of detailed information about financial instruments [line items]
Summary of a continuity schedule for liabilities

	Year ended 31 December
US$ thousand	2023	2022
Balance as of beginning of year	—	—
Initial recognition	42,698	—
Interest payable	(8,527)	—
Change in fair value	8,464	—
Balance as of end of year	42,635	—

Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Summary of fair values of the Group's derivative financial assets and liabilities

Counterparty	Citibank	BMO	NBC

Effective date	1 July 2023	1 July 2023	1 July 2023
Termination date	31 May 2026	30 May 2026	31 May 2026
Total notional quantity (MT)	12,255	12,255	12,255
Fixed price (US$)	8,204.49	8,214.35	8,112.85
Reference price	LME cash settlement price for Copper
Settlement frequency	Monthly	Monthly	Monthly

Silver stream embedded derivative
Disclosure of detailed information about financial instruments [line items]
Summary of a key inputs were used for the valuation of assets

	31 December	31 December	1 January
	2023	2022	2022
Silver spot price (per oz)	$24.13	—	—
Own credit spread	8.26%	—	—

Summary of a continuity schedule for embedded derivative assets

	Year ended 31 December
US$ thousand	2023	2022
Balance as of beginning of year	—	—
Initial recognition	—	—
Change in fair value	3,090	—
Balance as of end of year	3,090	—

Copper stream embedded derivative
Disclosure of detailed information about financial instruments [line items]
Summary of a key inputs were used for the valuation of assets

	31 December	31 December	1 January
	2023	2022	2022
Copper spot price (per ton)	$8,556	—	—
Copper price volatility	22.87%	—	—
Own credit spread	8.94%	—	—

Summary of a continuity schedule for embedded derivative assets

	Year ended 31 December
US$ thousand	2023	2022
Balance as of beginning of year	—	—
Initial recognition	4,430	—
Change in fair value	(3,657)	—
Balance as of end of year	773	—